William R. Hough & Co.
100 Second Avenue South
Suite 800
St. Petersburg, FL  33701
727-823-8100

September 7, 2001

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  The Hough Group of Funds
        File No. 33-66396

Dear Sirs:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Hough Group of Funds (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust's two separate investment series, The Florida TaxFree Money Market Fund and The Florida Tax Free ShortTerm Fund, that would have been filed under Rule 497(c), does not differ from those contained in Post-Effective Amendment No.10 to the Trust's Registration Statement on Form N-1A which was filed on August 31,2001, and which became effective on August 31, 2001. The text of Post-Effective Amendment No. 10 was filed electronically.

     Please do not hesitate to contact the undersigned at the above phone number if you have any questions concerning this certification.

						Very truly yours,

						/s/ Caryn Kirley
						Assistant Vice President